Cash Flow Items (Details) - Schedule of Adjustment for Other Non-Cash Items within Operating Activities - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Adjustment for Other Non Cash Items within Operating Activities [Abstract]
Impairment of investment in associate		$ 873
Equity loss of associate	208	207
Loss (gain) on convertible notes receivable	103	(25)
Interest income earned on convertible notes receivable	(66)	(39)
Depreciation	132	84
Finance costs, net	254	72
Effects of exchange rate fluctuation on cash and cash equivalents	(269)	(3,216)
Total	$ 362	$ (2,044)